Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes computed using the U.S. federal income tax rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2017		2016
Federal income tax expense at statutory rate	$(4,093)	34.0%	$(5,760)	(34.0)%
State income tax expense at statutory rate	(610)	5.1	(860)	(5.1)
Permanent differences	(125)	1.0	43	0.3
Impact of Tax Reform Act	3,760	(31.2)	—	—
Other	(10)	0.1	7	—
Change in valuation allowance	1,078	(9.0)	6,570	38.8
	$—	—%	$—	—%

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s net deferred tax assets are as follows:

	December 31,
	2017	2016
Deferred Tax Assets
Net operating losses	$8,748	$8,107
Fixed assets	—	57
Intangibles	205	306
Accrued expenses	198	184
Equity-based compensation	728	436
Deferred revenue	295	—
Less: Valuation allowance	(10,166)	(9,088)
Total deferred tax assets	8	2
Deferred Tax Liabilities
Deferred rent and other	(8)	(2)
Total deferred tax liabilities	(8)	(2)
Deferred taxes, net	$—	$—